UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - 2021 Debentures (Details) - CAD ($) $ in Thousands	Jul. 03, 2014	Dec. 31, 2018	Dec. 31, 2017
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 1,202,414	$ 650,000
2021 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 250,000	$ 250,000
2021 Debentures | Granite LP
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 250,000
Interest rate	3.788%
Deferred financing costs	$ 1,600
Redemption percentage	100.00%
Redemption spread (in percent)	0.46%
Redemption period of debentures	30 days